Loans - Schedule of Net Interest Income After Provision for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure Of Net Interest Expense Income [Abstract]
Interest income	$ 17,505	$ 13,593	$ 12,092
Interest expense	7,440	4,616	3,726
Net interest income	10,065	8,977	8,366
Provision for credit losses	870	829	1,051
Net interest income after provision for credit losses	$ 9,195	$ 8,148	$ 7,315